NON-CONTROLLING INTERESTS - Participating non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of dividends [line items]
Revenue	$ 3,367	$ 3,087	$ 3,226
Net income	930	(2,819)	212
Comprehensive income	3,115	(690)	1,659
Property, plant and equipment, at fair value	37,915	36,097
Total assets	41,986	39,473
Total borrowings	13,512	12,822
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of dividends [line items]
Net income	7	11	11
Net income attributable to non-controlling interests	7	11	11
Carrying value of:
Non-controlling interests	261	258
Holding Subsidiary
Disclosure of dividends [line items]
Revenue	1,133	1,069	1,303
Net income	334	472	350
Comprehensive income	473	550	944
Property, plant and equipment, at fair value	10,785	9,801
Total assets	12,408	11,527
Total borrowings	3,117	2,440
Total liabilities	$ 5,967	$ 4,968